Segment Reporting - Schedule of Segment Revenues and Profitability (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenues	$ 134,711	$ 92,876
Cost of revenues (excluding depreciation and amortization)	49,309	29,868
Gross Profit excluding Depreciation and Amortization	85,402	63,008
Selling, general and administrative	19,970	9,386
Research and development	3,255
Depreciation of property, plant and equipment	1,057	409
Amortization of intangibles	24,922	34,242
Loss on disposal of intangibles (Note 9)	21,916
Impairment losses on intangibles (Note 9)	4,350
Special charges	(294)
Results from operations	10,226	18,971
Finance income	(703)	(548)
Finance expense	1,053
Foreign exchange loss (gain)	(204)	(103)
Other expense (income)	(390)
Income (loss) before taxes	10,470	19,622
Current income tax expense (recovery)	7,195	5,539
Deferred income tax expense (recovery)	(6,951)	3,031
Income tax expense (recovery)	244	8,570
Net income (loss)	10,226	$ 11,052
Operating Segments [Member] | Technology [Member]
Segment Reporting Information [Line Items]
Revenues	100,645
Cost of revenues (excluding depreciation and amortization)	29,478
Gross Profit excluding Depreciation and Amortization	71,167
Selling, general and administrative	6,490
Depreciation of property, plant and equipment	339
Amortization of intangibles	20,611
Loss on disposal of intangibles (Note 9)	21,916
Impairment losses on intangibles (Note 9)	4,350
Results from operations	17,461
Finance income	(614)
Finance expense	932
Foreign exchange loss (gain)	(475)
Income (loss) before taxes	17,618
Current income tax expense (recovery)	6,461
Deferred income tax expense (recovery)	3,722
Income tax expense (recovery)	10,183
Net income (loss)	7,435
Operating Segments [Member] | Mobility [Member]
Segment Reporting Information [Line Items]
Revenues	27,023
Cost of revenues (excluding depreciation and amortization)	18,646
Gross Profit excluding Depreciation and Amortization	8,377
Selling, general and administrative	5,870
Research and development	1,883
Depreciation of property, plant and equipment	627
Amortization of intangibles	2,292
Results from operations	(2,295)
Finance income	(3)
Finance expense	113
Foreign exchange loss (gain)	829
Other expense (income)	(390)
Income (loss) before taxes	(2,844)
Current income tax expense (recovery)	276
Deferred income tax expense (recovery)	(1,761)
Income tax expense (recovery)	(1,485)
Net income (loss)	(1,359)
Operating Segments [Member] | Factory [Member]
Segment Reporting Information [Line Items]
Revenues	7,043
Cost of revenues (excluding depreciation and amortization)	1,185
Gross Profit excluding Depreciation and Amortization	5,858
Selling, general and administrative	3,310
Research and development	1,372
Depreciation of property, plant and equipment	89
Amortization of intangibles	2,019
Results from operations	(932)
Finance expense	10
Foreign exchange loss (gain)	42
Income (loss) before taxes	(984)
Current income tax expense (recovery)	458
Deferred income tax expense (recovery)	(755)
Income tax expense (recovery)	(297)
Net income (loss)	(687)
Corporate [Member]
Segment Reporting Information [Line Items]
Selling, general and administrative	4,300
Depreciation of property, plant and equipment	2
Special charges	(294)
Results from operations	(4,008)
Finance income	(86)
Finance expense	(2)
Foreign exchange loss (gain)	(600)
Income (loss) before taxes	(3,320)
Deferred income tax expense (recovery)	(8,157)
Income tax expense (recovery)	(8,157)
Net income (loss)	$ 4,837